Segmented Information (Tables)	3 Months Ended
Mar. 31, 2019
Disclosure of geographical areas [abstract]
Schedule of Geographic Segments

The Company operates in one reportable operating segment being that of the acquisition, exploration and development of mineral properties in three geographic segments being Canada, Greenland and United States (Note 6). The Company’s geographic segments are as follows:

	March 31, 2019	December 31, 2018
Equipment
Canada	10	11
Greenland	22	24
Total	32	35

	March 31, 2019	December 31, 2018
Exploration and evaluation assets
Canada	2,239	2,214
Greenland	62,488	62,257
United States	11	8
Total	64,738	64,479